Taxation (Tables)	3 Months Ended
Mar. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Benefit

The income tax benefit consisted of the following components:

	For the three months ended March 31,
	2024	2025
Current income tax expenses	$113	$58
Deferred income tax benefit	(312)	(142)
Total income tax benefit	$(199)	$(84)

Schedule of Income Taxes and the Provision at The PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the three months ended March 31,
	2024	2025
Loss before income tax expense	$(5,186)	$(3,731)
Computed income tax benefit with statutory tax rate	(1,297)	(932)
Additional deduction for research and development expenses	(108)	(95)
Tax effect of preferred tax rate	238	254
Tax effect of favorable tax rates on small-scale and low-profit entities	(19)	140
Tax effect of non-deductible items	17	26
Changes in valuation allowance	970	523
Income tax benefit	$(199)	$(84)

Schedule of Deferred Tax Assets

As of December 31, 2024 and March 31, 2025, the significant components of the deferred tax assets are summarized below:

	December 31,	March 31,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,604
Temporary difference in research and development costs	3,033	3,054
Accrued expense	391	392
Net operating loss carried forward	11,325	11,721
Share-based compensation	295	352
Allowance for credit losses	3,679	3,976
Total deferred tax assets	24,293	25,099
Valuation allowance	(13,840)	(14,442)
Deferred tax assets, net of valuation allowance	$10,453	$10,657

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	December 31,	March 31,
	2024	2025
Balance at the beginning of the period	$11,820	$13,840
Additions	2,344	517
Foreign currency translation adjustments	(324)	85
Balance at the end of the period	$13,840	$14,442

Schedule of Net Operating Loss Carryforwards

As of March 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Remainder of 2025	$4,498
2026	5,134
2027	17,164
2028	14,144
2029	6,586
2030	2,246
Infinite	83,721
Total	$133,493